BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reverse Stock Split (Details) - shares	Mar. 31, 2026	Mar. 26, 2026	Mar. 25, 2026	Dec. 31, 2025	Dec. 31, 2024	Jul. 12, 2024	Jul. 11, 2024
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common stock, shares issued (in shares)	5,312,911	5,312,911	169,968,082	4,789,230	909,165
Common Stock, Outstanding	5,312,911	5,312,911	169,968,082	4,789,230	909,165	660,127	121,837